PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 10.0%
397,128	American Mutual Fund, Class R-6	$ 24,137,467

	FIXED INCOME - 74.7%
1,268,232	American Funds Multi-Sector Income Fund, Class R-6	12,022,837
2,583,690	American Funds Strategic Bond Fund, Class R-6	24,260,853
4,207,237	Bond Fund of America (The), Class R-6	48,130,793
4,723,757	Intermediate Bond Fund of America, Class R-6	60,133,427
3,770,381	Short Term Bond Fund of America, Class R-6	36,308,767
		180,856,677
	MIXED ALLOCATION - 14.9%
310,458	American Balanced Fund, Class R-6	11,952,633
889,848	Income Fund of America (The), Class R-6	24,097,093
		36,049,726

	TOTAL OPEN END FUNDS (Cost $238,625,337)	241,043,870

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
890,495	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $890,495)(a)	890,495

	TOTAL INVESTMENTS - 100.0% (Cost $239,515,832)	$ 241,934,365
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	104,049
	NET ASSETS - 100.0%	$ 242,038,414

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2026. Amount represents less than 0.05%.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
3,799,412	AMCAP Fund, Class R-6	$ 180,700,020
1,281,367	American Funds Fundamental Investors, Class R-6	122,344,927
3,729,871	Growth Fund of America (The), Class R-6	302,417,970
1,923,340	Investment Company of America (The), Class R-6	122,516,771
1,592,455	New Economy Fund (The), Class R-6	121,615,820
2,523,349	New Perspective Fund, Class R-6	182,892,318
2,302,241	Smallcap World Fund, Inc., Class R-6	181,923,100
	TOTAL OPEN END FUNDS (Cost $1,043,884,826)	1,214,410,926

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
4,956,266	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $4,956,266)(a)	4,956,266

	TOTAL INVESTMENTS - 100.3% (Cost $1,048,841,092)	$ 1,219,367,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,653,267)
	NET ASSETS - 100.0%	$ 1,215,713,925

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.0%
	EQUITY - 5.0%
87,705	iShares Global Infrastructure ETF (Cost $4,844,482)	$ 5,649,079

	OPEN END FUNDS — 94.5%
	ALTERNATIVE - 19.7%
1,278,541	BNY Mellon Global Real Return Fund, Class I	22,195,474

	EQUITY - 9.9%
637,821	BNY Mellon Global Real Estate Securities Fund, Class I	5,619,202
98,695	BNY Mellon Natural Resources Fund, Class I	5,480,539
		11,099,741
	FIXED INCOME - 64.9%
7,842,946	BNY Mellon Core Plus Fund, Class I	72,860,968

	TOTAL OPEN END FUNDS (Cost $102,196,544)	106,156,183

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
503,987	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $503,987)(a)	503,987

	TOTAL INVESTMENTS - 100.0% (Cost $107,545,013)	$ 112,309,249
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	25,127
	NET ASSETS - 100.0%	$ 112,334,376

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2026. Amount represents less than 0.05%.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
206,156	iShares Core MSCI Emerging Markets ETF	$ 14,958,679
159,993	iShares Core S&P 500 ETF	111,199,936
202,495	iShares Currency Hedged MSCI EAFE ETF	8,668,811
161,549	iShares MSCI EAFE Growth ETF	19,211,407
402,939	iShares MSCI EAFE Value ETF	30,357,424
187,009	iShares MSCI Emerging Markets ex China ETF	14,927,058
50,037	iShares MSCI USA Momentum Factor ETF	12,803,968
277,670	iShares MSCI USA Quality Factor ETF	56,205,961
38,036	iShares S&P 100 ETF	13,067,648
416,558	iShares S&P 500 Growth ETF	51,607,371
171,012	iShares S&P 500 Value ETF	37,150,647
706,685	iShares U.S. Equity Factor Rotation Active ETF	43,468,194
86,286	iShares U.S. Technology ETF	17,116,554
	TOTAL EXCHANGE-TRADED FUNDS (Cost $337,575,788)	430,743,658

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,923,496	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $1,923,496)(a)	1,923,496

	TOTAL INVESTMENTS - 100.3% (Cost $339,499,284)	$ 432,667,154
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,084,424)
	NET ASSETS - 100.0%	$ 431,582,730

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.9%
	FIXED INCOME - 39.9%
308,813	Fidelity Corporate Bond ETF	$ 14,773,614
180,688	Invesco Taxable Municipal Bond ETF	4,894,838
87,533	iShares MBS ETF	8,376,033
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,984,586)	28,044,495

	OPEN END FUNDS — 59.4%
	FIXED INCOME - 59.4%
402,951	Fidelity Advisor Strategic Income Fund, Class Z	4,891,822
1,146,312	Fidelity Investment Grade Bond Fund, Class Z	8,379,537
2,954,618	Fidelity Total Bond Fund, Class Z	28,482,515
	TOTAL OPEN END FUNDS (Cost $40,813,948)	41,753,874

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
468,886	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $468,886)(a)	468,886

	TOTAL INVESTMENTS - 100.0% (Cost $68,267,410)	$ 70,267,245
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(4,190)
	NET ASSETS - 100.0%	$ 70,263,055

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(b)	Amount represents less than 0.05%.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
1,487,684	Fidelity 500 Index Fund, Institutional Premium Class	$ 358,769,770
8,786,584	Fidelity Global ex US Index Fund, Institutional Premium Class	173,095,714
304,171	Fidelity Mid Cap Index Fund, Institutional Premium Class	11,576,764
1,059,345	Fidelity Small Cap Index Fund, Institutional Premium Class	34,524,067
	TOTAL OPEN END FUNDS (Cost $438,306,910)	577,966,315

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,591,794	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $3,591,794)(a)	3,591,794

	TOTAL INVESTMENTS - 100.3% (Cost $441,898,704)	$ 581,558,109
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,643,538)
	NET ASSETS - 100.0%	$ 579,914,571

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.5%
	EQUITY - 52.5%
951,477	Fidelity MSCI Consumer Discretionary Index ETF(a)	$ 98,534,958
643,986	Fidelity MSCI Consumer Staples Index ETF	34,041,100
1,033,864	Fidelity MSCI Energy Index ETF	29,237,674
1,554,829	Fidelity MSCI Financials Index ETF	118,509,067
139,595	Fidelity MSCI Health Care Index ETF	10,348,177
249,534	Fidelity MSCI Real Estate Index ETF	6,884,643
96,346	Fidelity MSCI Utilities Index ETF	5,402,120
	TOTAL EXCHANGE-TRADED FUNDS (Cost $277,353,408)	302,957,739

	OPEN END FUNDS — 47.3%
	EQUITY - 47.3%
739,800	Fidelity Advisor Communication Services Fund, Class Z	108,602,594
181,428	Fidelity Advisor Semiconductors Fund, Class Z	24,808,462
3,322,908	Fidelity Advisor Technology Portfolio, Class Z	140,060,553
	TOTAL OPEN END FUNDS (Cost $253,802,864)	273,471,609

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
2,847,673	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $2,847,673)(b)	2,847,673

	TOTAL INVESTMENTS - 100.3% (Cost $534,003,945)	$ 579,277,021
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,885,034)
	NET ASSETS - 100.0%	$ 577,391,987

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a) (b)

Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
147,733	Vanguard FTSE Developed Markets ETF	$ 9,779,925
69,344	Vanguard FTSE Emerging Markets ETF	3,915,856
23,757	Vanguard Growth ETF	11,440,183
9,719	Vanguard Small-Cap ETF	2,623,061
169,287	Vanguard Total International Stock ETF	13,485,402
60,699	Vanguard Total Stock Market ETF	20,672,258
33,220	Vanguard Value ETF	6,635,695
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,669,045)	68,552,380

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
381,729	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $381,729)(a)	381,729

	TOTAL INVESTMENTS - 100.2% (Cost $55,050,774)	$ 68,934,109
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(169,879)
	NET ASSETS - 100.0%	$ 68,764,230

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
108,812	Invesco International Developed Dynamic Multifactor ETF	$ 3,473,279
219,374	Invesco Russell 1000 Dynamic Multifactor ETF	13,775,590
75,134	Invesco Russell 2000 Dynamic Multifactor ETF	3,530,547
54,659	Invesco S&P 500 Concentrated QVM ETF	3,209,380
131,678	Invesco S&P 500 Low Volatility ETF	9,698,085
67,162	Invesco S&P 500 Momentum ETF	8,050,709
103,052	Invesco S&P 500 Quality ETF	7,975,194
235,208	Invesco S&P Emerging Markets Low Volatility ETF	6,778,695
193,812	Invesco S&P International Developed Low Volatility ETF	6,742,719
25,912	Invesco S&P MidCap 400 GARP ETF	3,150,381
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,073,070)	66,384,579

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
309,152	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $309,152)(a)	309,152

	TOTAL INVESTMENTS - 100.2% (Cost $54,382,222)	$ 66,693,731
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(120,241)
	NET ASSETS - 100.0%	$ 66,573,490

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.5%
	FIXED INCOME - 7.5%
484,319	Janus Henderson Mortgage-Backed Securities ETF (Cost $21,575,934)	$ 22,157,594

	OPEN END FUNDS — 92.3%
	EQUITY - 12.4%
830,000	Janus Henderson Contrarian Fund, Class N	21,804,111
167,520	Janus Henderson Research Fund, Class N	14,860,707
		36,664,818
	MIXED ALLOCATION - 79.9%
4,883,206	Janus Henderson Balanced Fund, Class N	236,981,979

	TOTAL OPEN END FUNDS (Cost $258,984,246)	273,646,797

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,392,966	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $1,392,966)(a)	1,392,966

	TOTAL INVESTMENTS - 100.3% (Cost $281,953,146)	$ 297,197,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(731,205)
	NET ASSETS - 100.0%	$ 296,466,152

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.9%
	FIXED INCOME - 17.9%
411,225	Janus Henderson Mortgage-Backed Securities ETF (Cost $18,321,150)	$ 18,813,543

	OPEN END FUNDS — 81.7%
	EQUITY - 41.5%
137,147	Janus Henderson Contrarian Fund, Class N	3,602,856
1,200,828	Janus Henderson Global Equity Income Fund, Class N	9,402,876
159,675	Janus Henderson Growth and Income, Class N	11,742,533
154,659	Janus Henderson Overseas Fund, Class N	9,367,674
107,803	Janus Henderson Research Fund, Class N	9,563,199
		43,679,138
	FIXED INCOME - 40.2%
3,049,967	Janus Henderson Flexible Bond Fund, Class N	28,669,689
1,811,955	Janus Henderson High-Yield Fund, Class N	13,625,905
		42,295,594

	TOTAL OPEN END FUNDS (Cost $81,377,397)	85,974,732

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
472,676	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $472,676)(a)	472,676

	TOTAL INVESTMENTS - 100.0% (Cost $100,171,223)	$ 105,260,951
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(28,533)
	NET ASSETS - 100.0%	$ 105,232,418

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(b)	Amount is less than 0.05%.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 58.1%
	EQUITY - 58.1%
910,320	JPMorgan BetaBuilders US Equity ETF	$ 113,617,039
302,203	JPMorgan Global Select Equity ETF	20,915,470
112,594	JPMorgan International Growth ETF	8,726,035
631,573	JPMorgan International Research Enhanced Equity ETF	49,622,690
105,268	JPMorgan International Value ETF	9,102,524
	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,738,505)	201,983,758

	OPEN END FUNDS — 41.7%
	ALTERNATIVE - 4.1%
622,838	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	14,206,941

	EQUITY - 37.6%
326,081	JPMorgan Emerging Markets Equity Fund, Class R6	15,048,659
425,487	JPMorgan Large Cap Growth Fund, Class R6	36,336,584
1,474,682	JPMorgan Large Cap Value Fund, Class R6	32,575,723
1,718,296	JPMorgan US Equity Fund, Class R6	46,754,821
1,718,296	JPMorgan US Equity Fund, Class R6	130,715,787

	TOTAL OPEN END FUNDS (Cost $126,505,565)	144,922,728

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,408,029	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $1,408,029)(a)	1,408,029

	TOTAL INVESTMENTS - 100.2% (Cost $304,652,099)	$ 348,314,515
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(789,392)
	NET ASSETS - 100.0%	$ 347,525,123

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 52.0%
	EQUITY - 32.9%
184,587	JPMorgan BetaBuilders US Equity ETF	$ 23,038,303
92,390	JPMorgan Global Select Equity ETF	6,394,312
37,407	JPMorgan International Growth ETF	2,899,043
143,419	JPMorgan International Research Enhanced Equity ETF	11,268,431
35,173	JPMorgan International Value ETF	3,041,409
		46,641,498
	FIXED INCOME - 19.1%
258,892	JPMorgan Active Bond ETF	14,011,236
190,024	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	8,839,916
90,622	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	4,243,828
		27,094,980

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,729,373)	73,736,478

	OPEN END FUNDS — 47.6%
	ALTERNATIVE - 2.8%
172,538	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	3,935,599

	EQUITY - 29.3%
80,890	JPMorgan Emerging Markets Equity Fund, Class R6	3,733,076
23,004	JPMorgan Equity Index Fund, Class R6	2,393,584
147,191	JPMorgan Large Cap Growth Fund, Class R6	12,570,111
483,054	JPMorgan Large Cap Value Fund, Class R6	10,670,662
448,541	JPMorgan US Equity Fund, Class R6	12,204,802
		41,572,235
	FIXED INCOME - 15.5%
2,339,668	JPMorgan Core Plus Bond Fund, Class R6	17,126,369
571,217	JPMorgan Income Fund, Class R6	4,912,470
		22,038,839

	TOTAL OPEN END FUNDS (Cost $59,382,744)	67,546,673

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
629,908	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $629,908)(a)	$ 629,908

	TOTAL INVESTMENTS - 100.1% (Cost $126,742,025)	$ 141,913,059
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(134,587)
	NET ASSETS - 100.0%	$ 141,778,472

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	ALTERNATIVE - 10.0%
814,233	Meeder Spectrum Fund, Institutional Class(a)	$ 12,905,588

	EQUITY - 76.2%
1,410,924	Meeder Dynamic Allocation Fund, Institutional Class	21,615,360
335,842	Meeder Moderate Allocation Fund, Institutional Class	4,453,265
6,818,692	Meeder Muirfield Fund, Institutional Class(a)	71,800,831
		97,869,456
	FIXED INCOME - 2.7%
188,390	Meeder Tactical Income Fund, Institutional Class	1,817,961
81,898	Performance Trust Total Return Bond Fund, Institutional Class	1,633,044
		3,451,005
	MIXED ALLOCATION - 10.7%
725,824	Meeder Balanced Fund, Institutional Class	10,212,343
144,196	Meeder Conservative Allocation Fund, Institutional Class	3,561,650
		13,773,993

	TOTAL OPEN END FUNDS (Cost $116,633,038)	128,000,042

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
620,652	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $620,652)(b)	620,652

	TOTAL INVESTMENTS - 100.1% (Cost $117,253,690)	$ 128,620,694
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(179,065)
	NET ASSETS - 100.0%	$ 128,441,629

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.0%
	COMMODITY - 5.1%
185,848	iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 5,096,714

	EQUITY - 9.9%
43,092	Schwab International Small-Cap Equity ETF	2,103,321
60,650	SPDR Portfolio Emerging Markets ETF	2,983,980
7,722	Vanguard Small-Cap Growth ETF	2,415,750
11,269	Vanguard Small-Cap Value ETF	2,514,001
		10,017,052

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,297,259)	15,113,766

	OPEN END FUNDS — 84.7%
	EQUITY - 84.7%
312,513	MFS Global Real Estate Fund, Class R6	5,153,339
60,279	MFS Growth Fund, Class R6	11,868,942
121,703	MFS International Equity Fund, Class R6	5,010,495
102,789	MFS International Growth Fund, Class R6	5,042,818
289,833	MFS International Large Cap Value Fund, Class R6	5,188,013
54,798	MFS International New Discovery Fund, Class R6	1,911,359
344,164	MFS Mid Cap Growth Fund, Class R6	9,726,071
311,911	MFS Mid Cap Value Fund, Class R5	10,121,503
197,185	MFS Research Fund, Class R6	11,180,384
297,442	MFS Research International Fund, Class R6	8,114,208
237,667	MFS Value Fund, Class R6	12,254,103
	TOTAL OPEN END FUNDS (Cost $79,251,704)	85,571,235

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
427,013	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $427,013)(a)	$ 427,013

	TOTAL INVESTMENTS - 100.1% (Cost $91,975,976)	$ 101,112,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(145,433)
	NET ASSETS - 100.0%	$ 100,966,581

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	OPEN END FUNDS— 99.3%
	FIXED INCOME - 99.3%
4,208,254	PIMCO Income Fund, Institutional Class	$ 46,290,790
2,335,815	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	23,241,360
891,309	PIMCO Investment Grade Credit Bond Fund, Institutional Class(a)	8,200,047
2,452,143	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	23,123,707
7,280,326	PIMCO Total Return Fund, Institutional Class	64,503,693
	TOTAL EXCHANGE-TRADED FUNDS (Cost $166,094,080)	165,359,597

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
859,971	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $859,971)(b)	859,971

	TOTAL INVESTMENTS - 99.8% (Cost $166,954,041)	$ 166,219,568
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.2%	277,605
	NET ASSETS - 100.0%	$ 166,497,173

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
48,156	Vanguard Extended Market ETF	$ 10,308,273
374,310	Vanguard Russell 1000 Growth ETF	44,928,429
418,050	Vanguard Russell 1000 Value ETF	40,333,464
25,601	Vanguard Russell 2000 ETF	2,686,057
128,247	Vanguard S&P 500 ETF	81,593,307
	TOTAL EXCHANGE-TRADED FUNDS (Cost $153,713,619)	179,849,530

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
838,340	BlackRock Liquidity FedFund, Institutional Class, 3.57% (Cost $838,340)(a)	838,340

	TOTAL INVESTMENTS - 100.3% (Cost $154,551,959)	$ 180,687,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(477,898)
	NET ASSETS - 100.0%	$ 180,209,972

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.